SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [text block] [Abstract]
Disclosure of authorised share capital [text block]
	Group and Bank
	2018 £m	2017 £m	2016 £m
Sterling
1,650 million ordinary shares of £1 each	1,650	1,650	1,650
1 cumulative floating rate Preference share of £1	–	–	–
100 6 per cent Non-Cumulative Redeemable Preference shares of £1 each	–	–	–
175 million Preference shares of 25p each	44	44	44
	1,694	1,694	1,694

US dollars	US$m	US$m	US$m
160 million Preference shares of 25 cents each	40	40	40

Euro	€m	€m	€m
160 million Preference shares of 25 cents each	40	40	40

Japanese yen	¥m	¥m	¥m
50 million Preference shares of ¥25 each	1,250	1,250	1,250

Issued and fully paid ordinary shares [text block]
	2018 Number of shares	2017 Number of shares	2016 Number of shares	2018 £m	2017 £m	2016 £m
Sterling
Ordinary shares of £1 each
At 1 January and 31 December	1,574,285,751	1,574,285,751	1,574,285,751	1,574	1,574	1,574